UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified – 3.8%
American Assets Trust, Inc.	1,900	$51,623
Vornado Realty Trust	1,703	136,598

		188,221

Health Care – 12.4%
HCP, Inc.	2,175	96,353
Health Care REIT, Inc.	2,699	160,402
Sabra Health Care REIT, Inc.	2,300	51,106
Ventas, Inc.	4,837	306,037

		613,898

Industrial – 5.0%
EastGroup Properties, Inc.	1,418	73,821
Prologis, Inc.	5,100	174,879

		248,700

Lodging – 4.5%
DiamondRock Hospitality Co.	7,748	65,703
Pebblebrook Hotel Trust	3,703	78,578
Starwood Hotels & Resorts Worldwide, Inc.	1,532	79,434

		223,715

Mixed Industrial/Office – 2.2%
Liberty Property Trust	3,066	107,678

Office – 10.7%
Boston Properties, Inc.	2,259	240,132
Douglas Emmett, Inc.	2,175	51,004
Kilroy Realty Corp.	2,218	98,501
SL Green Realty Corp.	1,881	141,639

		531,276

Other – 3.1%
American Tower Corp.	705	53,079
CBRE Group, Inc. (a)	2,690	48,474
Crown Castle International Corp. (a)	779	51,998

		153,551

Residential – 18.2%
American Campus Communities, Inc.	2,300	104,213
AvalonBay Communities, Inc.	1,567	212,422
Camden Property Trust	1,739	114,131
Equity Residential	4,348	249,619
Essex Property Trust, Inc.	840	126,000
Home Properties, Inc.	1,615	98,176

		904,561

Common Stocks	Shares	Value
Retail – 25.9%
Acadia Realty Trust	1,990	$51,103
CBL & Associates Properties, Inc.	4,624	103,439
DDR Corp.	8,181	125,660
Equity One, Inc.	2,398	50,118
Federal Realty Investment Trust	1,187	127,994
General Growth Properties, Inc.	9,600	188,736
Simon Property Group, Inc.	4,199	639,130

		1,286,180

Self Storage – 6.3%
CubeSmart	3,862	50,669
Public Storage	1,880	260,624

		311,293

Specialty – 3.7%
Alexandria Real Estate Equities, Inc.	1,193	84,023
Digital Realty Trust, Inc.	1,644	100,991

		185,014

Triple Net Lease – 1.5%
Entertainment Properties Trust	1,681	74,720
Total Long-Term Investments (Cost – $4,876,017) – 97.3%		4,828,807

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (b)(c)	90,544	90,544
Total Short-Term Securities (Cost – $90,544) – 1.8%		90,544
Total Investments (Cost – $4,966,561*) – 99.1%		4,919,351
Other Assets Less Liabilities – 0.9%		45,691

Net Assets – 100.0%		$4,965,042

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,966,561

Gross unrealized appreciation	$35,168
Gross unrealized depreciation	(82,378)

Net unrealized depreciation	$(47,210)

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

Portfolio Abbreviation

REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2012	1

Schedule of Investments (concluded)

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	90,544	90,544	$10

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,828,807	—	—	$4,828,807
Short-Term Securities	90,544	—	—	90,544
Total	$4,919,351	—	—	$4,919,351

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended October 31, 2012.

2	BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2012